CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net earnings (loss)	$ 15,385	$ (2,674)	$ (16,853)
Items not requiring (providing) cash
Amortization	25,894	20,216	23,517
Stock-based compensation (note 11(a))	7,629	8,942	9,404
Deferred income taxes	(2,707)	(2,841)	771
Fair value adjustment of contingent consideration	(303)	(761)	0
Reduction in accrued royalty obligation	(13,045)	0	0
Impairment	0	0	3,756
Other	0	6,207	6,785
Changes in non-cash working capital
Accounts receivable	(26,475)	(8,437)	(5,180)
Inventories	(5,785)	(16,262)	(8,949)
Prepaids and other	6,970	(5,748)	25,421
Accounts payable and accrued liabilities	38,601	18,612	11,914
Deferred revenue and credits	1,203	(451)	(510)
Cash flows provided by operating activities	47,367	16,803	50,076
Investing activities
Additions to property and equipment	(16,957)	(14,003)	(9,078)
Proceeds from sale of property & equipment	3	5	130
Additions to intangible assets	(900)	(1,076)	(1,751)
Proceeds from sale of AirCard Business (note 5(g))	0	0	13,800
Net change in short-term investments	0	0	2,470
Increase in other assets	0	0	(4,054)
Acquisitions, net of cash acquired:
Acquisition of Blue Creation (note 5(a))	(2,882)	0	0
Acquisition of GenX Mobile Inc. (note 5(b))	(5,900)	0	0
Acquisition of MobiquiThings SAS (note 5(c))	0	(14,975)	0
Acquisition of Accel Networks LLC (note 5(d))	0	(9,471)	0
Acquisition of Wireless Maingate AB (note 5(e))	0	(88,449)	0
Acquisition of In Motion Technology (note 5(f))	0	0	(23,853)
Cash flows used in investing activities	(26,636)	(127,969)	(22,336)
Financing activities
Issuance of common shares	2,048	3,837	6,404
Repurchase of common shares for cancellation (note 22)	(10,203)	0	0
Purchase of treasury shares for RSU distribution	(4,214)	(6,584)	(5,955)
Taxes paid related to net settlement of equity awards	(909)	(2,344)	(1,403)
Payment for contingent consideration	(16)	0	0
Decrease in other long-term obligations	(395)	(226)	(400)
Cash flows used in financing activities	(13,689)	(5,317)	(1,354)
Effect of foreign exchange rate changes on cash and cash equivalents	1,794	3,357	3,260
Cash and cash equivalents, increase (decrease) in the year	8,836	(113,126)	29,646
Cash and cash equivalents	$ 102,772	$ 93,936	$ 207,062